Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Results of Operations (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Transaction and processing service fees	$ 1,566					$ 1,540						$ 6,510		$ 6,345		$ 6,330
Product sales and other	256	[1]				225	[1]					1,038	[2]	957	[2]	988	[2]
Reimbursable debit network fees, postage, and other	873					875						3,604		3,507		3,362
Total revenues	2,695		$ 2,883	$ 2,792	$ 2,837	2,640		$ 2,797	$ 2,712	$ 2,709	$ 2,591	11,152		10,809		10,680
Expenses:
Cost of services (exclusive of items shown below)	714					635						2,668		2,723		2,781
Cost of products sold	76					79						330		328		330
Selling, general, and administrative	520					498						2,043		1,980		1,913
Reimbursable debit network fees, postage, and other	873					875						3,604		3,507		3,362
Depreciation and amortization	251					265						1,056		1,091		1,192
Other operating expenses:
Restructuring, net	1					3						13		48		23
Litigation and regulatory settlements												0		8		0
Impairments												0		0		5
Total expenses	2,435		2,465	2,439	2,455	2,355		2,439	2,408	2,438	2,400	9,714		9,685		9,606
Operating (loss) profit	260		418	353	382	285		358	304	271	191	1,438		1,124		1,074
Interest income	1		2	2	4	3		3	3	3	2	11		11		9
Interest expense	(407)		(405)	(418)	(463)	(467)		(471)	(469)	(472)	(469)	(1,753)		(1,881)		(1,898)
Loss on debt extinguishment			0	(260)	0	0						(260)		0		0
Interest income (expense) from intercompany notes	0					0						0		0		0
Other income (expense)	35		21	57	82	1		(26)	(36)	15	0	161		(47)		(94)
Equity earnings from consolidated subsidiaries	0					0						0		0		0
Non-operating income (expense)	(371)					(463)						(1,841)		(1,917)		(1,983)
(Loss) income before income taxes and equity earnings in affiliates	(111)		36	(266)	5	(178)		(136)	(198)	(183)	(276)	(403)		(793)		(909)
Income tax expense (benefit)	3		28	(23)	40	37		(15)	29	11	62	82		87		(224)
Equity earnings in affiliates	51		57	55	58	50		52	47	51	38	220		188		158
Net (loss) income	(63)		65	(188)	23	(165)		(69)	(180)	(143)	(300)	(265)		(692)		(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	49		53	47	57	36		55	39	44	39	193		177		174
Net (loss) income attributable to First Data Corporation	(112)		$ 12	$ (235)	$ (34)	(201)		$ (124)	$ (219)	$ (187)	$ (339)	(458)		(869)		(701)
Comprehensive (loss) income	(230)					(181)						(616)		(728)		(478)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	38					37						182		178		177
Comprehensive (loss) income attributable to First Data Corporation	(268)					(218)						(798)		(906)		(655)
Reportable legal entities | FDC Parent Company
Revenues:
Transaction and processing service fees	0					0						0		0		0
Product sales and other	0					0						0		0		0
Reimbursable debit network fees, postage, and other	0					0						0		0		0
Total revenues	0					0						0		0		0
Expenses:
Cost of services (exclusive of items shown below)	0					0						0		0		0
Cost of products sold	0					0						0		0		0
Selling, general, and administrative	32					42						131		115		89
Reimbursable debit network fees, postage, and other	0					0						0		0		0
Depreciation and amortization	4					2						10		7		8
Other operating expenses:
Restructuring, net	(1)					1						10		18		0
Litigation and regulatory settlements														8
Impairments																0
Total expenses	35					45						151		148		97
Operating (loss) profit	(35)					(45)						(151)		(148)		(97)
Interest income	0					0						0		0		0
Interest expense	(402)					(464)						(1,738)		(1,864)		(1,881)
Loss on debt extinguishment												(260)
Interest income (expense) from intercompany notes	81					79						316		315		313
Other income (expense)	69					2						81		(53)		(102)
Equity earnings from consolidated subsidiaries	172					150						833		579		523
Non-operating income (expense)	(80)					(233)						(768)		(1,023)		(1,147)
(Loss) income before income taxes and equity earnings in affiliates	(115)					(278)						(919)		(1,171)		(1,244)
Income tax expense (benefit)	(3)					(77)						(461)		(302)		(543)
Equity earnings in affiliates	0					0						0		0		0
Net (loss) income	(112)					(201)						(458)		(869)		(701)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	0					0						0		0		0
Net (loss) income attributable to First Data Corporation	(112)					(201)						(458)		(869)		(701)
Comprehensive (loss) income	(267)					(218)						(798)		(906)		(655)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	0					0						0		0		0
Comprehensive (loss) income attributable to First Data Corporation	(267)					(218)						(798)		(906)		(655)
Reportable legal entities | Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	914					875						3,712		3,585		3,540
Product sales and other	165					141						625		570		604
Reimbursable debit network fees, postage, and other	601					626						2,510		2,510		2,425
Total revenues	1,680					1,642						6,847		6,665		6,569
Expenses:
Cost of services (exclusive of items shown below)	405					337						1,403		1,508		1,504
Cost of products sold	53					52						223		217		225
Selling, general, and administrative	287					275						1,125		1,136		1,142
Reimbursable debit network fees, postage, and other	601					626						2,510		2,510		2,425
Depreciation and amortization	150					154						607		623		687
Other operating expenses:
Restructuring, net	2					2						3		25		7
Litigation and regulatory settlements														0
Impairments																5
Total expenses	1,498					1,446						5,871		6,019		5,995
Operating (loss) profit	182					196						976		646		574
Interest income	0					0						0		0		1
Interest expense	(3)					(2)						(9)		(10)		(7)
Loss on debt extinguishment												0
Interest income (expense) from intercompany notes	(77)					(70)						(305)		(276)		(271)
Other income (expense)	0					0						100		(3)		(8)
Equity earnings from consolidated subsidiaries	38					36						294		207		272
Non-operating income (expense)	(42)					(36)						80		(82)		(13)
(Loss) income before income taxes and equity earnings in affiliates	140					160						1,056		564		561
Income tax expense (benefit)	3					65						377		250		252
Equity earnings in affiliates	48					46						202		169		138
Net (loss) income	185					141						881		483		447
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	0					0						0		0		0
Net (loss) income attributable to First Data Corporation	185					141						881		483		447
Comprehensive (loss) income	158					120						709		453		447
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	0					0						0		0		0
Comprehensive (loss) income attributable to First Data Corporation	158					120						709		453		447
Reportable legal entities | Non-Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	725					724						3,056		2,987		2,990
Product sales and other	105					99						473		447		443
Reimbursable debit network fees, postage, and other	272					249						1,094		997		960
Total revenues	1,102					1,072						4,623		4,431		4,393
Expenses:
Cost of services (exclusive of items shown below)	382					357						1,523		1,442		1,477
Cost of products sold	37					42						167		171		164
Selling, general, and administrative	201					181						787		729		682
Reimbursable debit network fees, postage, and other	272					249						1,094		997		960
Depreciation and amortization	97					109						439		461		497
Other operating expenses:
Restructuring, net	0					0						0		5		16
Litigation and regulatory settlements														0
Impairments																0
Total expenses	989					938						4,010		3,805		3,796
Operating (loss) profit	113					134						613		626		597
Interest income	1					3						11		11		8
Interest expense	(2)					(1)						(6)		(7)		(10)
Loss on debt extinguishment												0
Interest income (expense) from intercompany notes	(4)					(9)						(11)		(39)		(42)
Other income (expense)	(34)					(1)						(20)		9		16
Equity earnings from consolidated subsidiaries	0					0						0		0		0
Non-operating income (expense)	(39)					(8)						(26)		(26)		(28)
(Loss) income before income taxes and equity earnings in affiliates	74					126						587		600		569
Income tax expense (benefit)	3					49						166		139		67
Equity earnings in affiliates	3					4						18		19		20
Net (loss) income	74					81						439		480		522
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	16					15						66		56		62
Net (loss) income attributable to First Data Corporation	58					66						373		424		460
Comprehensive (loss) income	(156)					92						187		388		516
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	5					16						55		57		65
Comprehensive (loss) income attributable to First Data Corporation	(161)					76						132		331		451
Consolidation Adjustments
Revenues:
Transaction and processing service fees	(73)					(59)						(258)		(227)		(200)
Product sales and other	(14)					(15)						(60)		(60)		(59)
Reimbursable debit network fees, postage, and other	0					0						0		0		(23)
Total revenues	(87)					(74)						(318)		(287)		(282)
Expenses:
Cost of services (exclusive of items shown below)	(73)					(59)						(258)		(227)		(200)
Cost of products sold	(14)					(15)						(60)		(60)		(59)
Selling, general, and administrative	0					0						0		0		0
Reimbursable debit network fees, postage, and other	0					0						0		0		(23)
Depreciation and amortization	0					0						0		0		0
Other operating expenses:
Restructuring, net	0					0						0		0		0
Litigation and regulatory settlements														0
Impairments																0
Total expenses	(87)					(74)						(318)		(287)		(282)
Operating (loss) profit	0					0						0		0		0
Interest income	0					0						0		0		0
Interest expense	0					0						0		0		0
Interest income (expense) from intercompany notes	0					0						0		0		0
Other income (expense)	0					0						0		0		0
Equity earnings from consolidated subsidiaries	(210)					(186)						(1,127)		(786)		(795)
Non-operating income (expense)	(210)					(186)						(1,127)		(786)		(795)
(Loss) income before income taxes and equity earnings in affiliates	(210)					(186)						(1,127)		(786)		(795)
Income tax expense (benefit)	0					0						0		0		0
Equity earnings in affiliates	0					0						0		0		0
Net (loss) income	(210)					(186)						(1,127)		(786)		(795)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	33					21						127		121		112
Net (loss) income attributable to First Data Corporation	(243)					(207)						(1,254)		(907)		(907)
Comprehensive (loss) income	35					(175)						(714)		(663)		(786)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	33					21						127		121		112
Comprehensive (loss) income attributable to First Data Corporation	$ 2					$ (196)						$ (841)		$ (784)		$ (898)

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $50 million for the three months ended March 31, 2015, and $44 million for the comparable period in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.